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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Select Funds

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron WealthBuilder Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (UNAUDITED)

Shares		Cost	Value
Affiliated Mutual Funds (100.01%)
Small Cap Funds (30.76%)
39,894	Baron Discovery Fund – Institutional Shares	$713,120	$720,889
47,683	Baron Growth Fund – Institutional Shares	3,322,696	3,398,355
111,888	Baron Small Cap Fund – Institutional Shares	3,267,609	3,377,897

Total Small Cap Funds		7,303,425	7,497,141

Small to Mid Cap Funds (2.91%)
44,911	Baron Focused Growth Fund – Institutional Shares	719,800	710,934

Mid Cap Funds (13.90%)
45,916	Baron Asset Fund – Institutional Shares	3,261,380	3,387,249

Large Cap Funds (7.75%)
46,531	Baron Durable Advantage Fund – Institutional Shares	493,613	471,358
50,912	Baron Fifth Avenue Growth Fund – Institutional Shares	1,374,893	1,416,876

Total Large Cap Funds		1,868,506	1,888,234

All Cap Funds (17.38%)
49,058	Baron Opportunity Fund – Institutional Shares	943,355	942,887
63,975	Baron Partners Fund – Institutional Shares	3,237,838	3,292,813

Total All Cap Funds		4,181,193	4,235,700

International Funds (21.98%)
222,069	Baron Emerging Markets Fund – Institutional Shares	3,401,297	3,442,065
32,118	Baron Global Advantage Fund – Institutional Shares	699,305	713,351
48,716	Baron International Growth Fund – Institutional Shares	1,202,470	1,202,318

Total International Funds		5,303,072	5,357,734

Specialty Funds (5.33%)
45,766	Baron Real Estate Fund – Institutional Shares	1,340,479	1,299,295

Total Affiliated Investments (100.01%)		$23,977,855	24,376,287

Liabilities Less Cash and Other Assets (-0.01%)			(1,980)

Net Assets			$24,374,307

Retail Shares (Equivalent to $10.24 per share based on 41,228 shares outstanding)			$422,158

TA Shares (Equivalent to $10.24 per share based on 457,774 shares outstanding)			$4,688,403

Institutional Shares (Equivalent to $10.24 per share based on 1,881,914 shares outstanding)			$19,263,746

%	Represents percentage of net assets.

All securities are Level 1.

See Notes to Schedules of Investments.

Baron WealthBuilder Fund	March 31, 2018

NOTES TO SCHEDULE OF INVESTMENTS

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers nine series (the “Funds”). This report covers only the Baron WealthBuilder Fund (the “Fund”), which commenced operations on December 29, 2017. The Fund’s investment objective is capital appreciation. The Fund is a non-diversified fund because it invests, at any given time, in the securities of a select number of Baron mutual funds (the “Underlying Funds”), representing specific investment strategies. However, included in the Underlying Funds are diversified funds (with the exception of Baron Partners Fund, Baron Focused Growth Fund and Baron Real Estate Income Fund). The Fund normally invests in a variety of Baron domestic and international equity funds managed by BAMCO, Inc. (“BAMCO” or the “Adviser”). The Fund can invest in Underlying Funds holding U.S. and international stocks; small-cap, small- to mid-cap, large-cap, all-cap stocks; and specialty stocks. The Adviser decides how much of the Fund’s assets to allocate to Underlying Funds based on the outlook for, and on the relative valuations of, the Underlying Funds and the various markets in which they invest. For information on the Underlying Funds, please refer to the Prospectuses and Statements of Additional Information of the Underlying Funds. Also, information on the Underlying Funds is available at www.baronfunds.com.

The Fund offers Retail Shares, TA Shares and Institutional Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors but are not available through the Fund’s transfer agent. TA Shares are available only to investors who purchase shares directly through the Fund’s transfer agent. TA Shares do not charge a 12b-1 fee or make revenue sharing payments, to include payments to sub-transfer agency or record-keeping services. Institutional Shares are for investments in the amount of $1 million or more. Institutional Shares are intended for certain financial intermediaries that offer shares of the Fund through fee-based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. The Fund’s investment income, realized and unrealized gains or losses on investments, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Fund’s share price or net asset value (“NAV”) is calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Fund’s NAV is calculated (the “NAV Calculation Time”) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Investments in the Underlying Funds are valued at their closing NAV per share on the day of valuation.

Portfolio securities held by the Underlying Funds traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Underlying Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security held by one of the Underlying Funds, or an event occurs after the market close but before the Underlying Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Underlying Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Underlying Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Underlying Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

Non-U.S. equity securities held by the Underlying Funds are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time, except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at the NAV Calculation Time. As a result, the Adviser may use a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Underlying Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

Baron WealthBuilder Fund	March 31, 2018

b) Repurchase Agreements. The Fund may invest in repurchase agreements, which are short term investments whereby the Fund acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund did not own any repurchase agreements at March 31, 2018.

c) Diversification and Concentration of Underlying Funds. Certain of the Underlying Funds hold non-diversified or concentrated portfolios that may contain fewer securities or invest in fewer industries than the portfolios of other mutual funds. This may increase the risk that the value of an Underlying Fund could decrease because of the poor performance of one or a few investments or of a particular industry. Additionally, non-diversified funds may encounter difficulty liquidating securities.

3. ASSET ALLOCATION AND RISKS OF INVESTING IN THE UNDERLYING FUNDS

The Fund’s ability to meet its investment objective depends largely upon selecting the best mix of Underlying Funds. The selection of the Underlying Funds and the allocation of the Fund’s assets among the various market sectors could cause the Fund to underperform in comparison to other funds with a similar investment objective. In addition, each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund’s investments. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•	Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);
•	Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

Investments in open-end registered investment companies are valued at NAV and are classified in the fair value hierarchy as Level 1.

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of March 31, 2018, the components of net assets on a tax basis were as follows:

Cost of investments	$23,977,855

Gross tax unrealized appreciation	$471,356
Gross tax unrealized depreciation	(72,924)

Net unrealized appreciation	$398,432

Baron WealthBuilder Fund	March 31, 2018

6. TRANSACTIONS IN “AFFILIATED” COMPANIES

The Fund invests primarily in the Institutional Shares of the Underlying Funds which are considered to be affiliated with the Fund.

Name of Issuer	Value at December 31, 2017	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2018	Value at March 31, 2018	% of Net Assets at March 31, 2018
“Affiliated” Company as of March 31, 2018:
Baron Asset Fund, Institutional Shares	$666,653	$2,594,727	$—	$125,869	$—	$—	45,916	3,387,249	13.90%
Baron Discovery Fund, Institutional Shares	177,774	535,346	—	7,769	—	—	39,894	720,889	2.96%
Baron Durable Advantage Fund, Institutional Shares	—	493,613	—	(22,255)	—	—	46,531	471,358	1.93%
Baron Emerging Markets Fund, Institutional Shares	666,653	2,734,644	—	40,768	—	—	222,069	3,442,065	14.12%
Baron Fifth Avenue Growth Fund, Institutional Shares	222,218	1,152,675	—	41,983	—	—	50,912	1,416,876	5.81%
Baron Focused Growth Fund, Institutional Shares	111,109	608,691	—	(8,866)	—	—	44,911	710,934	2.92%
Baron Global Advantage Fund, Institutional Shares	—	699,305	—	14,046	—	—	32,118	713,351	2.93%
Baron Growth Fund, Institutional Shares	666,653	2,656,043	—	75,659	—	—	47,683	3,398,355	13.94%
Baron International Growth Fund, Institutional Shares	199,996	1,002,474	—	(152)	—	—	48,716	1,202,318	4.93%
Baron Opportunity Fund, Institutional Shares	66,665	876,689	—	(467)	—	—	49,058	942,887	3.87%
Baron Partners Fund, Institutional Shares	666,653	2,571,185	—	54,975	—	—	63,975	3,292,813	13.51%
Baron Real Estate Fund, Institutional Shares	333,326	1,007,153	—	(41,184)	—	—	45,766	1,299,295	5.33%
Baron Small Cap Fund, Institutional Shares	666,653	2,600,956	—	110,288	—	—	111,888	3,377,897	13.86%

	$4,444,353	$19,533,501	$—	$398,433	$—	$—		$24,376,287

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	May 25, 2018